Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	CAD 89	CAD 100	CAD 565
Fair value hedge - interest-rate swap	1	0
Liabilities:
Short-term notes payable	1,491	0
Long-term debt	8,724	8,925
Total liabilities	14,378	14,603
Level 1 [Member]
Assets:
Cash and cash equivalents	89	100
Fair value hedge - interest-rate swap	1
Total assets	90	100
Liabilities:
Bank indebtedness		2
Total liabilities, Fair value	1,491	2
Level 2 [Member]
Assets:
Fair value hedge - interest-rate swap		2
Total assets		2
Liabilities:
Long-term debt, Fair value	9,993	10,411
Total liabilities, Fair value	9,993	10,414
Level 2 [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Undesignated contracts - interest-rate swaps		3
Reported Value Measurement [Member]
Assets:
Cash and cash equivalents	89	100
Fair value hedge - interest-rate swap	1	2
Total assets	90	102
Liabilities:
Short-term notes payable	1,491
Bank indebtedness		2
Long-term debt	8,724	8,925
Total liabilities	10,215	8,930
Reported Value Measurement [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Undesignated contracts - interest-rate swaps		3
Estimate of Fair Value Measurement [Member]
Assets:
Cash and cash equivalents	89	100
Fair value hedge - interest-rate swap	1	2
Total assets	90	102
Liabilities:
Short-term notes payable	1,491
Bank indebtedness		2
Long-term debt, Fair value	9,993	10,411
Total liabilities, Fair value	CAD 11,484	10,416
Estimate of Fair Value Measurement [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Undesignated contracts - interest-rate swaps		CAD 3